Cash, bank balances and short term investments	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Cash, bank balances and short term investments
Note 19. Cash, bank balances and short-term investments

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor- December 31, 2017
Cash	—	—	1
Banks	139,931	13,254	183
Money market funds	107,041	—	—
Mutual funds	7,756	52,793	2,122
Government bonds	5,300	11,457	34,391
Treasury notes	—	3,404	—
Time deposits	—	—	138

Total	260,028	80,908	36,835

For the purposes of the statement of cash flows, cash and cash equivalents include the resource available in cash and investments with a maturity less than three month. The following chart shows a reconciliation of the movements between cash, banks and short-term investments and cash and cash equivalents:

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor- December 31, 2017
Cash, banks and short-term investments	260,028	80,908	36,835
Less
Government Bonds and treasury notes	(5,300)	(14,861)	(34,391)
Restricted cash and cash equivalets (1)	(20,498)	—	—

Cash and cash equivalents	234,230	66,047	2,444

(1)	Corresponds to cash and cash equivalents from Aleph that can be only used for the purpose explained in Note 27.